Related Party Balances and Transactions (Details) - MXN ($) $ in Thousands		12 Months Ended
	Jun. 23, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2023
Related Party Balances and Transactions [Line Items]
Loan agreements	$ 150,000
Replaced amount					$ 122,500
Short-term employee benefits		$ 67,297	$ 62,574	$ 47,265
Total for all related parties [member]
Related Party Balances and Transactions [Line Items]
Loan amount				$ 120,000
Campalier, S.A. de C.V [Member]
Related Party Balances and Transactions [Line Items]
Service amount paid		$ 2,454	222
Betterware de México, S.A.P.I. de C.V. [Member]
Related Party Balances and Transactions [Line Items]
Service amount paid			$ 222